Unaudited Condensed Consolidated Interim Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2024	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Sep. 30, 2024
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss) for the period	$ (160,788)	$ (107,780)	$ 105,977	$ 78,631	$ (8,519)
Net loss (income) from discontinued operations	(158)	(4,159)	400	2,030	(1,141)
Net income (loss) for the period from continuing operation	(160,630)	(111,939)	106,377	76,601	(7,378)
Adjustments required to reconcile net loss for the period to net cash used in operating activities:
Amortization of debt discount	414			0	316
Amortization and Depreciation	0	438	323	4	0
Stock-based compensation	6	1,907	178	18,826	230
Interest earned on marketable securities held in Trust Account		(3,110)	0	(278)
Loss on extinguishment of vendor obligations	278			0	289
Gain on extinguishment of vendor obligations	0			0	(211)
Gain on extinguishment of affiliates liabilities due to	0			0	(192)
Impairment loss	0			4,344	391
Gain on deconsolidation	(64)			0	0
Loss on extinguishment of convertible notes payable	0			7,080	0
Shares and warrants issued in connection with JV agreement	0			2,817	0
Shares issued as part of settlement agreement	0			157	0
Shares issued as penalty for filing	0			300	0
Shares issued as commitment for ELOC agreement	0			1,250	0
Employee extermination		(14)	0
Deferred taxes		(162)	0
Interest on loans		(151)	0
Gain on sale of subsidiary		(1,744)	0
Loss on marketable securities	0	3,705	0	(301)	0
Day one loss on stock purchase warrants issued in connection with private placement	13,533			13,435	0
Change in fair value – convertible note embedded derivative		(234)	(588)
Change in fair value - stock purchase warrant liabilities	663	102,231	(109,406)	(130,135)	0
Change in fair value of liability-classified stock purchase warrants	140,585			(588)	0
Changes in lease assets and lease liabilities	0	(38)	0	(151)
Change in fair value of derivative liabilities	625			0	0
Loss on reclassification of stock purchase warrants from equity-classified to liability-classified	46			0	0
Changes in operating assets and liabilities:
Trade receivables		(255)	0
Other current assets	136	(153)	(444)	(264)	(236)
Due from related parties		0	(132)
Inventory		(916)	0
Accounts payable	70	597	28	30	0
Due to affiliates	0	0	87	0	2,919
Interest payable - related parties	21	629	51	(34)	44
Accrued expenses and other current liabilities	2,861	(686)	545	760	2,935
Net cash used in operating activities – continuing operations	(1,456)	(9,895)	(2,981)	(6,147)	(893)
Net cash used in operating activities – discontinuing operations	1,116	104	287	(51)	(2,925)
Net cash used in operating activities	(340)	(9,791)	(2,694)	(6,198)	(3,818)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash used in purchase of subsidiaries		(4,476)	0
Short term deposit		(52)	0
Deconsolidation of subsidiary		(1,112)	0
Proceeds from sales short term securities		239	0
Proceeds from sale of investment	64			0	0
Investment in short term securities	0			50	0
Loan granted	0			(2,351)	0
Investment of cash in Trust Account				(172,500)
Due to affiliates, net	0			(984)	0
Cash provided by purchase of subsidiaries	0	1,138	0	449	0
Payment on property and equipment	0	(180)	(15)	(31)	0
Advance to target of planned acquisition	(1,000)	0	(1,500)	(3,500)	0
Net cash used in investing activities – continuing operations	(936)			(178,867)	0
Net cash used in investing activities – discontinuing operations	0			(960)	133
Net cash used in investing activities	(936)	(4,443)	(1,515)	(179,827)	133
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayment on short term bank credit		(455)	0
Repayment of note payable		(2,543)	(78)
Payments of penalty – late registration			(800)
Business Combination, net of issuance costs	0			0	150
Proceeds from loans payable - related parties	0	535	0	0	1,354
Proceeds from issuance of private placement and embedded derivative, net of issuance costs	9,135			9,225	0
Proceeds from sale of SPAC Units and Private Placement Units, net of issuance costs	0			172,854	0
Proceeds from issuance of common stock, net of issuance costs	478			172,500	0
Repayments on loans payable - related parties	(1,000)			(94)	0
Proceeds from issuance of convertible notes payable and embedded derivative, net of issuance costs	450			0	0
Proceeds from issuance of convertible notes payable and stock purchase warrants, net of issuance costs	0			5,382	996
Proceeds from issuance of note payable and stock purchase warrants	0			0	78
Repayments of loans		(409)	0
Payment of liability to former shareholder of a subsidiary		(288)	0
Company's portion in investment of minority in subsidiary		440	0
Proceeds from issuance of ELOC		8,073	0
Proceeds from issuance of private placement, net		10,000	0
Net cash provided by financing activities – continuing operations	9,063			181,985	2,578
Net cash provided by financing activities – discontinuing operations	0			0	422
Net cash provided by (used in) financing activities	9,063	15,353	(878)	181,985	3,000
Effect of exchange rate changes on cash and cash equivalents – continuing operations	36	0	(4)	95	29
Effect of exchange rate changes on cash and cash equivalents – discontinuing operations	0	0	107	34	0
INCREASE (DECREASE) IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	7,823	1,119	(4,984)	(3,911)	(656)
CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT BEGINNING OF PERIOD, INCLUDING DISCONTINUED OPERATIONS	35	3,947	7,858	7,858
CASH, CASH EQUIVALENTS, RESTRICTED CASH INCLUDING CASH FROM HELD FOR SELL COMPANY AT END OF PERIOD, INCLUDING DISCONTINUED OPERATIONS	7,858	5,066	2,874	3,947	35
LESS CASH FROM DISCONTINUED OPERATIONS	960	0	1,354	0	35
CASH, CASH EQUIVALENTS, RESTRICTED CASH INCLUDING CASH FROM DISCONTINUED OPERATIONS AT END OF PERIOD FROM CONTINUING OPERATIONS	6,898	5,066	1,520	3,947	0
Supplemental disclosure of cash flow information:
Cash paid for: Interest	0	0	6	0	1
Non-cash transactions:
Investment in investee		2,354
Fair value of pre-funded warrants exercised		0	3,056
Fair value of the derivative liability extinguished from conversion of convertible note		0	260	260	0
Fair value of warrants exercised	0			31,919	0
Share issued to cover subsidiary's liabilities	0			509	0
Offering costs included in accrued offering costs	0			76	0
Fair value of common stock issued in connection with settlement agreement		0	158
Fair value of common stock issued in connection with conversion of convertible note	0	0	521	1,532	0
Cash provided by purchase of subsidiary consolidated for the first time:
Deferred considerations				(14,103)
Exercise of Warrants		17,758	0
Issuance of common stock to settle loans payable – related parties and accrued and unpaid interest	0			0	613
Capital reduction on settlement of loans payable – related parties and accrued and unpaid interest through issuance of common stock	0			0	(343)
Issuance of common stock to settle due to affiliates	0			0	6,627
Capital reduction on settlement of due to affiliates through issuance of common stock	0			0	(3,900)
Settlement of due to affiliates through issuance of loan payable – related parties	0			0	1,213
Settlement of accrued expenses and other current liabilities through issuance of Old Nukk common stock	0			0	213
Issuance of Old Nukk common stock to Brilliant vendors in exchange for receivable from Brilliant	0			0	1,802
Settlement of loans payable – related parties through exchange of notes receivable – related parties and accrued and unpaid interest	0			0	38
Settlement of loans payable – related parties through exchange of due from affiliates	0				12
Fair value of the stock purchase warrants issued in connection with the private placement agreement	23,239			0	0
Issuance of common stock issued as compensation for services	1,364			0	0
Issuance of common stock issued to settle Exit and Settlement Agreement	325			0	0
Issuance of common stock issued as compensation to board of directors	959			0	0
Fair value of derivative liability embedded within convertible note payable	(848)			0	0
Fair value of liability-classified warrants issued in connection with conversion of convertible notes	(663)
Settlement of convertible notes payable through issuance of common stock	771
Fair value of stock purchase warrants reclassified from equity-classified to liability-classified	(283)
Issuance of common stock for digital assets purchased	0			4,360	0
Initial recognition of operating lease liability and a corresponding right-of- use asset	0	31	0	695	0
Conversion of promissory note		2,439	0
Conversion of note receivable into shares of Nimbus		3,153	0
Working capital (excluding cash and cash equivalents)		(16,028)		(858)
Long terms assets		7,723		323
Intangible assets		5,182		7,388
Goodwill		91,358		7,688
Intangible assets held for sale		905
Long terms liabilities		(19,233)		(887)
Other		139
Non-controlling interest		(635)
Issuance of common stock and warrants		(70,549)
Net cash provided by the purchase of subsidiaries consolidated for the first time		(1,138)		(449)
Subsidiaries Deconsolidation:
Working capital (excluding cash and cash equivalents)		120
Investment in investee		(452)
Tangible assets		1
loan from the Company		1,327
Non-controlling interest		116
Net cash derived from deconsolidation of subsidiary		$ 1,112
Previously Reported [Member]
CASH FLOWS FROM FINANCING ACTIVITIES:
CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT BEGINNING OF PERIOD, INCLUDING DISCONTINUED OPERATIONS	35		$ 7,858	7,858	691
CASH, CASH EQUIVALENTS, RESTRICTED CASH INCLUDING CASH FROM HELD FOR SELL COMPANY AT END OF PERIOD, INCLUDING DISCONTINUED OPERATIONS	7,858				35
Cash provided by purchase of subsidiary consolidated for the first time:
Issuance of common stock to settle accrued expenses and other current liabilities	$ 760			$ 0	$ 1,880